GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. ("the Company") was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our Pointer segment. Through its Pointer segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services in Israel for sale to insurance companies, fleets and individual customers.

The Company provides services, for the most part, in Israel, Argentina Mexico and Brazil, through its local subsidiaries and affiliates. Independent operators provide similar services in Latin America, Europe and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the NASDAQ Capital Market. On January 17, 2012, the Company announced that its Board of Directors has resolved to act to delist the Company's ordinary shares from trading on the Tel Aviv Stock Exchange effective as of April 17, 2012.

b.
In 2011, the changes in the economic conditions and forecasted results of the Company's Cellocator segment led the Company to test the implied value of the Cellocator segment's goodwill in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company determined that the implied value attributable to Cellocator goodwill and development technology intangible assets should be lower by $ 6,216 and $ 520, respectively. These amounts were recorded in the 2011 Consolidated Statement of Operation under the captions "Impairment of goodwill and intangible asset" and "Amortization and impairment of intangible assets", respectively. See also notes 2g and 2i.

c.
The Company holds 54.48% of the share capital of Shagrir Systems Ltd. ("Shagrir"). Shagrir is engaged in the field of road side assistance, towing services and stolen vehicle recovery in Israel. (See note 2q)

d.
In June 2008, Shagrir incorporated a Romanian company, S.C. Pointer S.R.L. ("Pointer Romania"), to provide road-side assistance and towing services in Romania. Shagrir holds 50% of the share capital of Pointer Romania. On January 1, 2012, Shagrir signed an agreement with the Romanian shareholder, pursuant to which he transferred to Shagrir 15% of the issued share capital of the Romanian subsidiary with no consideration. As a result, Shagrir holds 65% of the share capital of Pointer Romania. The changes in the non controlling interest presented as additional paid in capital.

e.
The Company holds 88% of the share capital of Pointer Localization Y Asistencia SA's (formerly: Tracsat S.A.) ("Pointer Argentina"). Pointer Argentina is the operator of the Company's systems and products that provide stolen vehicle recovery services in Buenos Aires, Argentina.

f.
The Company holds 74% of the share capital of Pointer Recuperation de Mexico S.A. de C.V. ("Pointer Mexico"), the remaining 26% of the share capital being held by local Mexican partners. Pointer Mexico provides location, tracking and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company's products.

g.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013. Pointer Brazil provides location, tracking and recovery of stolen vehicles services to its customers in Brazil.

h.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc. Currently, the subsidiary has no significant revenues.

i.	On May 15, 2009, the Company's subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

On February 28, 2012, Shagrir signed an agreement with the non-controlling shareholder of Car2go, pursuant to which Shagrir invested NIS 3,000 in cash or in services in consideration for 3,087 of Car2go's Ordinary shares. Following the issuance, Shagrir holds 58.46% of Car2go. However, the terms of the agreement provide that if there is no additional investment in Car2go by a third party within two years from signing, Shagrir's holding may be retroactively increased to 62.3%. The transaction was accounted as an equity transaction.

j.
On June 28, 2010, Shagrir, together with an Israel partner (hereinafter the "minority shareholder") entered into an agreement for the establishment of an Israeli company named Rider from the Shagrir Group Ltd. ("Rider") for providing outsourcing services to insurance companies and others. The minority shareholder holds 33% and serves as Rider's CEO.

In the reported period, Shagrir recorded as part of its general and administrative expenses an impairment loss of the loan granted by Rider to the minority shareholder in the amount of NIS 1.75 million ($ 489), due to the fact that Rider will not meet the milestones pursuant to the agreement.

During 2011, Shagrir signed an agreement to sell its entire holdings in Rider to Native Nehoray Ltd. ("Nehoray") at par value. In addition, Shagrir sold to Nehoray the rights to receive payments from a loan that Shagrir had provided to Rider in the amount of NIS 4,779 thousands including interest and linkage to the Israeli CPI for NIS 1,293 thousands. As a result of the agreement, the Company recorded a capital loss in the amount of NIS 393 thousands ($ 110).

k.	Discontinued operations:

In November 2011, Shagrir, together with T.M.C Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). Shagrir hold 51% of the partnership's capital. The activities of TMC transferred to the partnership. The partnership commenced its activity on January 1, 2012.
The partnership engages in solutions for the management, control and collection of travel fares from taxis and transportation service fleets.
Shagrir granted a shareholders' loan to the partnership in an amount of NIS 2.5 million. This loan carries an annual interest rate of prime plus 4%.

During the period the partnership recorded Impairment of goodwill and intangible assets related to this operation in the amount of $348.

On August 1, 2012, Shagrir signed an agreement to sell the partnership entire share capital to Gastech mobile communication solution LTD ("Gastecg") for its par value. In addition, Shagrir sold the rights to receive payments from a loan which Shagrir had provided to the partnership in the amount of NIS 2.5 million including interest and linkage to the Israeli CPI for NIS 1. As a result the partnership's results presented as loss from discontinued operations on consolidated statement of income and comprehensive income.

Below are the results of operations of TMC that presented net as a discontinued operation:

Period ended August 1, 2012

Revenues	3
Cost of revenues	143

Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348

Operating income (loss)	(729)

Financial expense, net	18
Tax benefit	-

Net income (loss)	(747)
(*)	As a result of the partnership's sale a loss was recorded in the amount of $ 248, and consider to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

l.
On November 11, 2011, Shagrir, entered into an agreement to acquire the activities of K.S Operation Centers Ltd. ("K.S") in consideration for an aggregate amount of NIS 12 million, to be paid in two installments. The first installment was paid in January 2012, and the second will be payable in January 2013. Consummation of the transaction is contingent on meeting certain administrative conditions and obtaining the Anti-trust Commissioner's approval. Shagrir closed the transaction in January 2012.

K.S is engaged in the operation of car repair garages, providing bodywork and paint services, as well as engaging in the sale of spare parts for motor vehicles.

The acquisition-date fair value of the consideration transferred totaled to $ 3,125 in cash.
The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, "Business Combinations". Accordingly, the preliminary purchase price was allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date based on PPA:

Working capital	$27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employees accruals	(24)
$3,125

The customer list is subject to an estimated useful life of 8 years, and amortized based on the accelerated method.

m.	In May 2012, the Company established a wholly-owned subsidiary in India, Pointer Telocation India Private Limited. Currently, the subsidiary has no significant revenues.